CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Shares authorized	600,000,000	600,000,000	600,000,000
Common stock, Shares issued	172,834,822	170,870,154	168,331,858
Common stock, Shares outstanding	172,834,822	170,870,154	168,331,858